Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans	$ 249,767	$ 219,730
Pass [Member]
Loans	248,187	216,256
Special Mention [Member]
Loans	798
Substandard [Member]
Loans	782	3,474
Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member]
Loans	204,000	196,095
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	6,298	6,603
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans	6,126	6,421
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans	172	182
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	39,897	47,361
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans	39,579	46,534
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans	318	827
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	22,233	23,967
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans	22,233	23,967
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	119,323	103,819
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans	118,233	101,821
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans	798
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans	292	1,998
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	12,523	9,998
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans	12,523	9,998
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	3,726	4,347
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans	3,726	4,347
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Loans
Commercial Portfolio Segment [Member]
Loans	45,745	23,616
Commercial Portfolio Segment [Member] | Pass [Member]
Loans	45,745	23,149
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans		467
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans
Consumer Portfolio Segment [Member]
Loans	22	19
Consumer Portfolio Segment [Member] | Pass [Member]
Loans	22	19
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans